Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Carrying amount of property plant and equipment [Table Text Block]	Premises and equipment are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Acquisition cost	1,488,745	855,332	1,010,141	424,562	18,717	20	3,797,517
Accumulated depreciation	—	(163,633)	(820,239)	(355,604)	—	(16)	(1,339,492)

Net carrying value	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025

	December 31, 2017
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Acquisition cost	1,487,278	867,804	1,024,186	429,665	64,559	20	3,873,512
Accumulated depreciation	—	(186,958)	(844,114)	(364,878)	—	(17)	(1,395,967)

Net carrying value	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545

Reconciliation of changes in property plant and equipment [Table Text Block]	Changes in premises and equipment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Beginning balance	1,514,698	706,524	209,588	70,185	102	5	2,501,102
Acquisition	2,628	21,127	69,230	35,304	757	—	129,046
Disposal	(10,780)	(648)	(847)	(2,000)	(313)	—	(14,588)
Depreciation	—	(24,846)	(85,279)	(36,740)	—	(1)	(146,866)
Classified to assets held for sale	(5,109)	(8,348)	—	—	—	—	(13,457)
Foreign currencies translation adjustment	(328)	(333)	265	515	(19)	—	100
Transfer	(7,481)	9,778	—	—	—	—	2,297
Others	—	763	334	12,480	(5)	—	13,572

Ending balance	1,493,628	704,017	193,291	79,744	522	4	2,471,206

	For the year ended December 31, 2016
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Beginning balance	1,493,628	704,017	193,291	79,744	522	4	2,471,206
Acquisition	—	15,939	74,336	19,615	21,231	—	131,121
Disposal	(30)	(1,474)	(233)	(2,623)	(102)	—	(4,462)
Depreciation	—	(24,887)	(82,445)	(48,587)	—	—	(155,919)
Classified to assets held for sale	(4,063)	(251)	—	—	—	—	(4,314)
Foreign currencies translation adjustment	625	516	307	376	153	—	1,977
Acquisition through business combination	—	—	209	442	—	—	651
Transfer	(1,415)	(1,557)	—	—	(3,087)	—	(6,059)
Others	—	(604)	4,437	19,991	—	—	23,824

Ending balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025

	For the year ended December 31, 2017
	Land	Building	Properties for business use	Structures in leased office	Construction in progress	Structures	Total
Beginning balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025
Acquisition	4,755	22,579	59,694	23,420	51,797	—	162,245
Disposal	(1,840)	(2,593)	(442)	(1,231)	—	—	(6,106)
Depreciation	—	(26,156)	(74,223)	(31,728)	—	(1)	(132,108)
Classified from(to) assets held for sale	(2,693)	(1,059)	549	—	—	—	(3,203)
Foreign currencies translation adjustment	(1,493)	(1,393)	(2,023)	(1,315)	(402)	—	(6,626)
Transfer	(196)	(2,134)	5,411	—	(5,553)	—	(2,472)
Others	—	(97)	1,204	6,683	—	—	7,790

Ending balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545